Share-Based Compensation - Summary of Share Options Activities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Outstanding, Beginning balance	24,928,471	9,694,417	9,722,728
Weighted average exercise price, Beginning balance	$ 0.88	$ 0.67	$ 0.66
Number of Shares, Granted	7,959,300	21,620,012	381,553
Number of Shares, Exercised	(229,038)	(3,452,400)
Number of Shares, Forfeited	(7,143,734)	(2,710,235)	(409,864)
Number of Shares, Expired	(50,401)	(56,466)
Number of Shares, Modification		(166,857)
Number of Shares Outstanding, Ending balance	25,464,598	24,928,471	9,694,417
Number of Shares, Vested and expected to vest	24,721,617
Number of Shares, Exercisable	6,484,180
Weighted average exercise price, Granted	$ 0.88	$ 0.82	$ 1.90
Weighted average exercise price, Exercised	$ 1.13	$ 0.0001	$ 0.00
Weighted average exercise price, Forfeited	$ 0.77	$ 0.90	$ 1.43
Weighted average exercise price, Expired	$ 1.55	$ 1.29	$ 0.00
Weighted average exercise price, Modification		$ 0
Weighted average exercise price, Ending balance	$ 0.92	$ 0.88	$ 0.67
Weighted average exercise price, Vested and expected to vest	$ 0.92
Weighted average exercise price, Exercisable	$ 0.97
Weighted remaining contractual Years, Outstanding	8 years 6 months 7 days
Weighted remaining contractual Years, Vested and expected to vest	8 years 6 months 4 days
Weighted remaining contractual Years, Exercisable	7 years 10 months 13 days
Aggregate intrinsic value, Outstanding	$ 1,607,253
Aggregate intrinsic value, Vested and expected to vest	1,602,726
Aggregate intrinsic value, Exercisable	$ 390,494